Description of Business (10-K)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Description of Business (10-K) [Abstract]
Description of Business
1.  Description of Business

Liquidmetal Technologies, Inc. (the "Company") is a materials technology company that develops and commercializes products made from amorphous alloys.  The Company's family of alloys consists of a variety of bulk alloys and composites that utilizes the advantages offered by amorphous alloys technology.  The Company designs, develops and sells products and components from bulk amorphous alloys to customers in various industries. The Company also partners with third-party manufacturers and licensees to develop and commercialize Liquidmetal alloy products.  The Company believes that its proprietary bulk alloys are the only commercially viable bulk amorphous alloys currently available in the marketplace.

Amorphous alloys are in general unique materials that are distinguished by their ability to retain a random atomic structure when they solidify, in contrast to the crystalline atomic structure that forms in other metals and alloys when they solidify.  Liquidmetal alloys are proprietary amorphous alloys that possess a combination of performance, processing, and potential cost advantages that the Company believes will make them preferable to other materials in a variety of applications. The amorphous atomic structure of bulk alloys enables them to overcome certain performance limitations caused by inherent weaknesses in crystalline atomic structures, thus facilitating performance and processing characteristics superior in many ways to those of their crystalline counterparts. For example, in laboratory testing, zirconium-titanium Liquidmetal alloys are approximately 250% stronger than commonly used titanium alloys such as Ti-6Al-4V, but they also have some of the beneficial processing characteristics more commonly associated with plastics. The Company believes these advantages could result in Liquidmetal alloys supplanting high-performance alloys, such as titanium and stainless steel, and other incumbent materials in a wide variety of applications. Moreover, the Company believes these advantages could enable the introduction of entirely new products and applications that are not possible or commercially viable with other materials.

The Company's revenues are derived from i) selling bulk Liquidmetal alloy products, which include non-consumer electronic devices, aerospace parts, medical products, and sports and leisure goods, ii) selling tooling and prototype parts such as demonstration parts and test samples for customers with products in development; and iii) product licensing and royalty revenue.  The Company is currently converting from a research and development and prototyping business to a general production business of selling commercial parts, and in the future, we expect to have the largest portion of our revenues in the Liquidmetal alloy products category.

1. Description of Business

Liquidmetal Technologies, Inc. ("the Company") is a materials technology company that develops and commercialize products made from amorphous alloys.  The Company's family of alloys consists of a variety of bulk alloys and composites that utilizes the advantages offered by amorphous alloys technology.  The Company designs, develops and sells products and components from bulk amorphous alloys to customers in various industries. The Company also partners with third-party manufacturers and licensees to develop and commercialize Liquidmetal alloy products.  The Company believes that its proprietary bulk alloys are the only commercially viable bulk amorphous alloys currently available in the marketplace.

Amorphous alloys are in general unique materials that are distinguished by their ability to retain a random atomic structure when they solidify, in contrast to the crystalline atomic structure that forms in other metals and alloys when they solidify.  Liquidmetal alloys are proprietary amorphous alloys that possess a combination of performance, processing, and potential cost advantages that the Company believes will make them preferable to other materials in a variety of applications. The amorphous atomic structure of bulk alloys enables them to overcome certain performance limitations caused by inherent weaknesses in crystalline atomic structures, thus facilitating performance and processing characteristics superior in many ways to those of their crystalline counterparts. For example, in laboratory testing, zirconium-titanium Liquidmetal alloys are approximately 250% stronger than commonly used titanium alloys such as Ti-6Al-4V, but they also have some of the beneficial processing characteristics more commonly associated with plastics. The Company believes these advantages could result in Liquidmetal alloys supplanting high-performance alloys, such as titanium and stainless steel, and other incumbent materials in a wide variety of applications. Moreover, the Company believes these advantages could enable the introduction of entirely new products and applications that are not possible or commercially viable with other materials.

The Company's revenues are derived from i) licensing and selling bulk Liquidmetal alloy products, which include non-consumer electronic devices, medical products, and sports and leisure goods, ii) licensing and selling tooling and prototype parts such as demonstration parts and test samples for customers with products in development; iii) product licensing and royalty revenue, and iv) research and development revenue.  The Company expects that these sources of revenue will continue to significantly change the character of the Company's revenue mix.